Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

In thousands	March 31, 2015	December 31, 2014
Accounts payable to vendors	$177,592	$209,527
Accrued compensation and benefits	44,330	42,485
Accrued interest	13,429	19,748
Other accrued expenses	46,557	49,553
Total	$281,908	$321,313

Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

In thousands	December 31, 2014	December 28, 2013
Accounts payable to vendors	$209,527	$209,031
Accrued salaries, wages, incentive compensation and other fringe benefits	42,485	33,889
Accrued interest	19,748	19,063
Other accrued expenses	49,553	45,748
Total	$321,313	$307,731